FINANCIAL INCOME (EXPENSE), NET (Schedule of Financial Income (Expense), Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial income:
Interest on bank deposits	$ 45	$ 1,569	$ 5,526
Foreign currency translation gains, net		1,245	2,178
Change in fair value of convertible debt	2,566
Other	48
Financial income	2,659	2,814	7,704
Financial expense:
Foreign currency translation losses, net	(2,669)
Change in fair value of payment obligation related to acquisitions	(1,067)
Issuance costs of convertible debt	(741)
Interest expense on debts	(733)
Bank charges and other	(337)	(32)	(8)
Financial expenses	(5,547)	(32)	(8)
Financial income (expense), net	$ (2,888)	$ 2,782	$ 7,696